FINANCIAL EXPENSES (INCOME), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			99 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Financial expenses:
Interest expense due to amortization of convertible notes	$ 898	$ 0	$ 0
Issuance expenses	137	0	0
Other	6	9	5
Other Nonoperating Expense	1,041	9	5
Financial income:
Changes in values of deferred shares and liability related to warrants	(418)	(120)	(95)	278
Exchange rate	(22)	(17)	(20)
Other Nonoperating Income	(440)	(137)	(122)
Financial expense (income), net	$ 601	$ (128)	$ (117)	$ 3,210